REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Financial Information of The Company's Reportable Segments) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues		$ 1,015,542		$ 926,867	$ 871,995
Operating income (loss)		134,176		166,106	106,294
Customer Engagement [Member]
Segment Reporting Information [Line Items]
Revenues	[2]	754,398	[1]	688,060	674,797
Operating income (loss)	[2]	202,893	[1]	206,994	151,051
Financial Crime and Compliance [Member]
Segment Reporting Information [Line Items]
Revenues		261,144		238,807	197,198
Operating income (loss)		89,990		73,131	46,878
Not Allocated [Member]
Segment Reporting Information [Line Items]
Revenues
Operating income (loss)		$ (158,707)		$ (114,019)	$ (91,635)

[1]	Includes the results of Nexidia, VPI and inContact, which were acquired in 2016 and are being integrated within the Customer Engagement segment.
[2]	Includes the results of a certain operation (formerly part of the Security Solutions segment), which was retained following the above mentioned divestiture and integrated within the Customer Engagement operating segment.